UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended June 30, 2004 and the Period May 21, 2003 (inception) to December 31, 2003

                     Maxim Janus High Yield Bond Portfolio



MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

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
ASSETS:
      Investments in securities, market value  (1)                                                 $            103,641,583
      Interest receivable                                                                                         2,063,570
      Receivable for investments sold                                                                             1,698,918
      Subscriptions receivable                                                                                      172,402
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              107,576,473
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     104,088
      Payable to custodian                                                                                          189,111
      Payable for investments purchased                                                                             848,745
      Redemptions payable                                                                                           236,257
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           1,378,201
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            106,198,272
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              1,036,653
      Additional paid-in capital                                                                                103,370,155
      Net unrealized depreciation on investments                                                                    (43,728)
      Undistributed net investment income                                                                           182,291
      Accumulated net realized gain on investments                                                                1,652,901
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            106,198,272
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  10.24
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                10,366,532

(1)  Cost of investments in securities:                                                            $            103,685,311

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                    $              4,532,021
      Dividends                                                                                                     41,875
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               4,573,896
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                              693,118
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            3,880,778
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           1,117,591
      Change in net unrealized depreciation on investments                                                      (4,608,907)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized loss on investments                                                           (3,491,316)
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $                389,462
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           2004                  2003
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------
                                                                                         UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                        $         3,880,778   $         3,302,000
      Net realized gain on investments                                                       1,117,591             1,361,948
      Change in net unrealized appreciation (depreciation) on investments                  (4,608,907)             4,565,179
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Net increase in net assets resulting from operations                                     389,462             9,229,127
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                           (3,793,212)           (3,207,275)
      From net realized gains                                                                        0             (826,638)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Total distributions                                                                  (3,793,212)           (4,033,913)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                     32,755,944           143,239,873
      Reinvestment of distributions                                                          3,793,212             4,033,913
      Redemptions of shares                                                               (54,976,236)          (24,439,898)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Net increase (decrease) in net assets resulting from share transactions             (18,427,080)           122,833,888
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Total increase (decrease) in net assets                                             (21,830,830)           128,029,102

NET ASSETS:
      Beginning of period                                                                  128,029,102                     0
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      End of period  (1)                                                           $       106,198,272   $       128,029,102
                                                                                     ==================    ==================
                                                                                     ==================    ==================

OTHER INFORMATION:

SHARES:
      Sold                                                                                   3,091,431            14,116,145
      Issued in reinvestment of distributions                                                  370,793               385,513
      Redeemed                                                                             (5,246,941)           (2,350,409)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Net increase (decrease)                                                              (1,784,717)            12,151,249
                                                                                     ==================    ==================
                                                                                     ==================    ==================

(1) Including undistributed net investment income                                  $           182,291   $            94,725

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Six Months Ended       Period Ended December 31,
                                                                                  June 30, 2004             2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------
                                                                                    UNAUDITED
Net Asset Value, Beginning of Period                                         $               10.54   $            10.00

Income from Investment Operations

Net investment income                                                                         0.40                 0.29
Net realized and unrealized gain (loss)                                                      (0.32)                0.60
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       0.08                 0.89
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.38)               (0.28)
From net realized gains                                                                                           (0.07)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Distributions                                                                          (0.38)               (0.35)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               10.24   $            10.54
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                 0.76%  o             8.90%  o

Net Assets, End of Period ($000)                                             $             106,198      $       128,029

Ratio of Expenses to Average Net Assets                                                      1.10%  *             1.10%  *

Ratio of Net Investment Income to Average Net Assets                                         6.16%  *             5.18%  *

Portfolio Turnover Rate                                                                     90.20%  o           110.88%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Janus High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2004 were $15,180,325, $15,109,009 and 14.23%, respectively.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $106,748,586 and $124,165,816, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $103,724,074. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,241,557 and gross depreciation of securities in which there was an excess of tax cost over value of $1,324,048, resulting in net depreciation of $82,491.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

6. SUBSEQUENT EVENT

       Effective August 2, 2004, the Maxim Janus High Yield Bond Portfolio's name changed to Maxim Salomon Brothers High Yield Bond Portfolio.

Maxim Janus High Yield Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.32%
    600,000 BE Aerospace Inc                                             631,500
            Senior Notes
            8.500% October 1, 2010
    665,000 DRS Technologies Inc                                         648,375
            Senior Notes
            6.875% November 1, 2013
     80,000 Titan Corp #                                                  80,800
            Company Guaranteed Notes
            8.000% May 15, 2011
                                                                      $1,360,675

AIRLINES --- 0.67%
    820,000 Continental Airlines Inc                                     698,957
            Pass Thru Certificates
            7.250% November 1, 2005
                                                                        $698,957

AUTO PARTS & EQUIPMENT --- 4.63%
    360,000 Dana Corp                                                    421,200
            Unsecured Notes
            9.000% August 15, 2011
    560,000 Goodyear Tire & Rubber Co                                    569,800
            Unsecured Notes
            8.500% March 15, 2007
    180,000 Goodyear Tire & Rubber Co                                    180,900
            Unsecured Notes
            6.625% December 1, 2006
    190,000 Metaldyne Corp #                                             186,200
            Senior Notes
            10.000% November 1, 2013
    475,000 RJ Tower Corp                                                454,813
            Senior Notes
            12.000% June 1, 2013
    777,000 TRW Automotive Inc                                           916,860
            Senior Subordinated Notes
            11.000% February 15, 2013
    423,000 TRW Automotive Inc                                           476,933
            Senior Notes
            9.375% February 15, 2013
  1,485,000 Tenneco Automotive Inc                                     1,596,375
            Senior Notes
            11.625% October 15, 2009
                                                                      $4,803,081

BIOTECHNOLOGY --- 0.63%
    625,000 Bio Rad Labs Inc                                             657,813
            Senior Notes
            7.500% August 15, 2013
                                                                        $657,813

BROADCAST/MEDIA --- 5.04%
  1,630,000 Charter Communications Holdings II #                       1,642,225
            Senior Unsecured Notes
            10.250% September 15, 2010
    275,000 Charter Communications Holdings LLC                          229,625
            Senior Notes
            10.000% April 1, 2009
  1,000,000 DirecTV                                                    1,106,250
            Senior Secured Notes
            8.375% March 15, 2013
    180,000 EchoStar DBS Corp                                            187,425
            Senior Notes
            4.360% October 1, 2008
    250,000 LBI Media Inc                                                278,750
            Unsecured Notes
            10.125% July 15, 2012
    600,000 LodgeNet Entertainment Corp                                  655,500
            Senior Debentures
            9.500% June 15, 2013
    145,000 Mediacom Broadband LLC                                       154,425
            Senior Unsecured Bonds
            11.000% July 15, 2013
    340,000 Mediacom LLC                                                 328,100
            Senior Unsecured Notes
            9.500% January 15, 2013
    575,000 NextMedia Operating Inc                                      641,844
            Company Guaranteed Notes
            10.750% July 1, 2011
                                                                      $5,224,144

BUILDING MATERIALS --- 0.15%
    225,000 Associated Materials Inc # +                                 150,750
            Step Bond 0% - 11.250%
            9.660% March 1, 2014
                                                                        $150,750

CHEMICALS --- 2.31%
    505,000 Lyondell Chemical Co                                         559,288
            Senior Secured Notes
            11.125% July 15, 2012
    550,000 Lyondell Chemical Co                                         574,750
            Senior Secured Notes
            9.500% December 15, 2008
  1,200,000 Nalco Co #                                                 1,257,000
            Senior Subordinated Notes
            8.875% November 15, 2013
                                                                      $2,391,038

COMMUNICATIONS - EQUIPMENT --- 0.20%
    178,000 Avaya Inc                                                    208,260
            Senior Secured Notes
            11.125% April 1, 2009
                                                                        $208,260

CONGLOMERATES --- 1.26%
  1,250,000 Tyco International  Group SA                               1,303,623
            Company Guaranteed Notes
            5.800% August 1, 2006
                                                                      $1,303,623

CONTAINERS --- 7.32%
    600,000 Ball Corp                                                    639,000
            Senior Unsecured Notes
            7.750% August 1, 2006
  1,550,000 Crown Cork & Seal Finance PLC                              1,573,250
            Notes
            7.000% December 15, 2006
    600,000 Crown Holdings                                               654,000
            Secured Notes
            9.500% March 1, 2011
    600,000 Crown Holdings                                               684,000
            Secured Notes
            10.875% March 1, 2013
  1,250,000 Owens-Brockway Glass Containers Inc                        1,350,000
            Notes
            8.875% February 15, 2009
  1,275,000 Owens-Brockway Glass Containers Inc                        1,316,438
            Senior Secured Notes
            8.250% May 15, 2013
     80,000 Owens-Illinois Inc                                            73,200
            Debentures
            7.800% May 15, 2018
    325,000 Owens-Illinois Inc                                           318,500
            Debentures
            7.500% May 15, 2010
    460,000 Owens-Illinois Inc                                           473,800
            Senior Notes
            8.100% May 15, 2007
    465,000 Plastipak Holdings Inc                                       499,875
            Company Guaranteed Bonds
            10.750% September 1, 2011
                                                                      $7,582,063

DISTRIBUTORS --- 0.21%
    195,000 Ingram Micro Inc                                             213,525
            Senior Subordinated Notes
            9.875% August 15, 2008
                                                                        $213,525

ELECTRIC COMPANIES --- 9.43%
  1,390,000 Allegheny Energy Inc                                       1,438,650
            Unsecured Notes
            7.750% August 1, 2005
    880,000 Allegheny Energy Supply Co LLC                               860,200
            Notes
            7.800% March 15, 2011
    342,000 Allegheny Energy Supply Co LLC #                             368,505
            Secured Notes
            10.250% November 15, 2007
    840,000 Allegheny Energy Supply Co LLC #                             830,550
            Bonds
            8.250% April 15, 2012
    500,000 Aquila Inc                                                   499,375
            Senior Notes
            7.000% July 15, 2004
    510,000 Aquila Inc                                                   501,950
            Senior Notes
            7.950% February 1, 2011
    425,000 BRL Universal Equipment 2001 A LP                            455,281
            Secured Bonds
            8.875% February 15, 2008
    585,000 CMS Energy Corp                                              630,338
            Senior Notes
            9.875% October 15, 2007
    360,000 DPL Inc                                                      362,700
            Senior Notes
            6.875% September 1, 2011
    400,000 Edison Mission Energy                                        389,000
            Senior Notes
            7.730% June 15, 2009
  1,000,000 Illinois Power Co                                          1,182,500
            1st Mortgage
            11.500% December 15, 2010
    525,000 Midwest Generation LLC                                       517,125
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                    995,688
            Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co #                                             66,500
            Notes
            6.500% April 15, 2012
    135,000 Sierra Pacific Power Co #                                    126,900
            Notes
            6.250% April 15, 2012
    525,000 TXU Corp                                                     552,900
            Senior Notes
            6.375% June 15, 2006
                                                                      $9,778,162

ELECTRONIC INSTRUMENT & EQUIP --- 0.39%
    300,000 Aavid Thermal Technologies Inc                               318,000
            Company Guaranteed Bonds
            12.750% February 1, 2007
     90,000 Communications & Power Industries Inc                         90,000
            Senior Subordinated Notes
            8.000% February 1, 2012
                                                                        $408,000

ELECTRONICS - SEMICONDUCTOR --- 0.20%
    200,000 Amkor Technology Inc                                         210,000
            Senior Subordinated Notes
            10.500% May 1, 2009
                                                                        $210,000

FINANCIAL SERVICES --- 1.88%
    260,000 Athena Neuro Finance LLC                                     258,700
            Company Guaranteed Notes
            7.250% February 21, 2008
    500,000 Iron Mountain Inc                                            496,250
            Senior Unsecured Bonds
            7.750% January 15, 2015
    400,000 Madison River Capital LLC                                    421,000
            Senior Notes
            13.250% March 1, 2010
    700,000 Nexstar Finance LLC                                          773,500
            Senior Unsecured Bonds
            12.000% April 1, 2008
                                                                      $1,949,450

FOOD & BEVERAGES --- 2.35%
    450,000 B&G Foods Inc                                                457,875
            Senior Unsecured Bonds
            9.625% August 1, 2007
    450,000 Chiquita Brands International Inc                            490,500
            Senior Notes
            10.560% March 15, 2009
    600,000 Dean Foods Co                                                646,500
            Senior Notes
            8.150% August 1, 2007
    300,000 Dole Food Co Inc                                             296,250
            Unsecured Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc                                             172,838
            Senior Unsecured Notes
            8.625% May 1, 2009
    200,000 Mrs Fields Brands #                                          192,000
            Secured Notes
            11.500% March 15, 2011
    165,000 Pilgrims Pride Corp                                          182,325
            Senior Notes
            9.625% September 15, 2011
                                                                      $2,438,288

GOLD, METALS & MINING --- 3.08%
    400,000 AK Steel Corp                                                374,000
            Company Guaranteed Notes
            7.875% February 15, 2009
    600,000 Earle M Jorgensen Co                                         657,000
            Unsecured Notes
            9.750% June 1, 2012
    715,000 Freeport-McMoRan Copper & Gold  Inc                          790,075
            Senior Unsecured Notes
            10.125% February 1, 2010
    160,000 Freeport-McMoRan Copper & Gold  Inc                          146,400
            Senior Notes
            6.875% February 1, 2014
    370,000 Peabody Energy Corp                                          336,700
            Senior Notes
            5.875% April 15, 2016
    800,000 United States Steel Corp                                     886,000
            Senior Notes
            9.750% May 15, 2010
                                                                      $3,190,175

HEALTH CARE RELATED --- 0.56%
    180,000 Interactive Health LLC #                                     160,200
            Senior Notes
            7.250% April 1, 2011
    165,000 Kinetic Concepts Inc                                         172,425
            Senior Subordinated Notes
            7.375% May 15, 2013
    220,000 National Nephrology Associates Inc #                         251,900
            Senior Notes
            9.000% November 1, 2011
                                                                        $584,525

HOMEBUILDING --- 4.04%
    595,000 DR Horton Inc                                                657,475
            Senior Unsecured Bonds
            8.500% April 15, 2012
    215,000 Meritage Corp                                                236,500
            Senior Unsecured Bonds
            9.750% June 1, 2011
    500,000 NVR Inc                                                      472,500
            Senior Notes
            5.000% June 15, 2010
  1,200,000 WCI Communities Inc                                        1,329,000
            Senior Unsecured Bonds
            10.625% February 15, 2011
  1,200,000 William Lyon Homes Inc                                     1,326,000
            Senior Unsecured Bonds
            10.750% April 1, 2013
    175,000 William Lyon Homes Inc #                                     162,750
            Senior Notes
            7.500% February 15, 2014
                                                                      $4,184,225

HOTELS/MOTELS --- 2.87%
  1,250,000 John Q Hammons Hotels Inc                                  1,356,250
            Bonds
            8.875% May 15, 2012
    250,000 La Quinta Corp                                               268,750
            Senior Notes
            8.875% March 15, 2011
    300,000 MGM Mirage                                                   313,500
            Senior Unsecured Bonds
            8.375% February 1, 2011
    900,000 Venetian Casino Resort LLC                                 1,039,500
            Bonds
            11.000% June 15, 2010
                                                                      $2,978,000

INDEPENDENT POWER PRODUCTS --- 3.23%
    610,000 NRG Energy Inc #                                             616,100
            Senior Secured Notes
            8.000% December 15, 2013
  1,585,000 Reliant Energy Inc                                         1,714,953
            Secured Notes
            9.500% July 15, 2013
    950,000 Reliant Energy Inc                                         1,014,125
            Secured Notes
            9.250% July 15, 2010
                                                                      $3,345,178

LEISURE & ENTERTAINMENT --- 4.57%
    400,000 AMC Entertainment Inc                                        420,000
            Senior Unsecured Notes
            9.875% February 1, 2012
    125,000 AMC Entertainment Inc #                                      119,375
            Senior Subordinated Notes
            8.000% March 1, 2014
    260,000 Carmike Cinemas Inc #                                        248,300
            Senior Subordinated Notes
            7.500% February 15, 2014
    200,000 Kerzner International Ltd                                    213,500
            Senior Unsecured Bonds
            8.875% August 15, 2011
    650,000 Mikohn Gaming Corp                                           669,500
            Senior Notes
            11.875% August 15, 2008
    800,000 Mohegan Tribal Gaming                                        852,000
            Senior Unsecured Notes
            8.000% April 1, 2012
    950,000 Mohegan Tribal Gaming                                        952,375
            Senior Subordinated Notes
            6.375% July 15, 2009
  1,005,000 River Rock Entertainment                                   1,095,450
            Senior Notes
            9.750% November 1, 2011
    150,000 Royal Caribbean Cruises Ltd                                  161,625
            Senior Unsecured Notes
            8.000% May 15, 2010
                                                                      $4,732,125

MACHINERY --- 1.81%
    800,000 Case New Holland Inc #                                       840,000
            Senior Notes
            9.250% August 1, 2011
    650,000 SPX Corp                                                     632,125
            Senior Notes
            6.250% June 15, 2011
    360,000 Terex Corp                                                   401,400
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,873,525

MANUFACTURING --- 0.48%
    135,000 Broder Brothers Co                                           127,913
            Senior Notes
            11.250% October 15, 2010
    360,000 JB Poindexter & Co Inc #                                     365,400
            Senior Notes
            8.750% March 15, 2014
                                                                        $493,313

MISCELLANEOUS --- 1.60%
    125,000 Fisher Scientific International Inc                          133,750
            Senior Unsecured Notes
            8.125% May 1, 2012
    250,000 Prestige Brands Inc #                                        240,000
            Senior Subordinated Notes
            9.250% April 15, 2012
  1,215,000 Reddy Ice Group Inc                                        1,281,825
            Senior Unsecured Notes
            8.875% August 1, 2011
                                                                      $1,655,575

OFFICE EQUIPMENT & SUPPLIES --- 0.34%
    350,000 Xerox Corp                                                   357,000
            Senior Notes
            7.125% June 15, 2010
                                                                        $357,000

OIL & GAS --- 5.49%
    390,000 Belden & Blake Corp                                          399,750
            Senior Unsecured Bonds
            9.875% June 15, 2007
    250,000 Chesapeake Energy Corp                                       260,000
            Senior Notes
            7.500% September 15, 2013
    435,000 El Paso CGP Co                                               430,650
            Bonds
            7.500% August 15, 2006
    600,000 Energy Partners Ltd                                          627,000
            Senior Notes
            8.750% August 1, 2010
    180,000 Evergreen Resources Inc #                                    181,800
            Senior Subordinated Notes
            5.875% March 15, 2012
    415,000 Forest Oil Corp                                              445,088
            Senior Notes
            8.000% December 15, 2011
    685,000 Forest Oil Corp                                              729,525
            Senior Notes
            8.000% June 15, 2008
    367,000 GulfTerra Energy Partners LP                                 399,113
            Senior Unsecured Notes
            8.500% June 1, 2010
    175,000 Hanover Compressor Co                                        181,563
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co                                        664,056
            Convertible
            4.750% March 15, 2008
  1,300,000 Premcor Refining Group Inc                                 1,335,750
            Senior Notes
            6.750% February 1, 2011
     30,000 Williams Gas Pipelines Central Inc #                          32,063
            Senior Notes
            7.375% November 15, 2006
                                                                      $5,686,358

PAPER & FOREST PRODUCTS --- 1.49%
    825,000 Georgia-Pacific Corp                                         969,375
            Debentures
            9.500% December 1, 2011
    500,000 Georgia-Pacific Corp                                         572,500
            Senior Notes
            9.375% February 1, 2013
                                                                      $1,541,875

PHARMACEUTICALS --- 0.68%
    700,000 Elan Pharmaceutical Investments III Ltd                      707,000
            Notes
            7.620% March 15, 2005
                                                                        $707,000

POLLUTION CONTROL --- 0.52%
    500,000 IMCO Recycling Inc                                           540,000
            Senior Secured Notes
            10.375% October 15, 2010
                                                                        $540,000

PRINTING & PUBLISHING --- 2.22%
    400,000 American Color Graphics                                      357,000
            Senior Notes
            10.000% June 15, 2010
    980,000 Dex Media Inc #                                              940,800
            Notes
            8.000% November 15, 2013
    605,000 Dex Media West                                               663,988
            Senior Notes
            9.875% August 15, 2013
    295,000 Hollinger International Publishing Co                        340,725
            Senior Unsecured Notes
            9.000% December 15, 2010
                                                                      $2,302,513

REAL ESTATE --- 0.69%
    560,000 LNR Property Corp                                            557,200
            Senior Notes
            7.625% July 15, 2013
    150,000 Senior Housing Properties Trust REIT                         163,103
            Senior Unsecured Notes
            8.625% January 15, 2012
                                                                        $720,303

RESTAURANTS --- 0.65%
    675,000 VICORP Restaurants Inc #                                     671,625
            Senior Notes
            10.500% April 15, 2011
                                                                        $671,625

RETAIL --- 1.66%
    630,000 Dillard's Inc                                                633,150
            Notes
            6.625% November 15, 2008
    500,000 Group 1 Automotive Inc                                       523,750
            Senior Subordinated Notes
            8.250% August 15, 2013
    250,000 Saks Inc                                                     250,000
            Bonds
            7.000% July 15, 2004
    290,000 Saks Inc                                                     313,925
            Senior Unsecured Bonds
            8.250% November 15, 2008
                                                                      $1,720,825

SPECIALIZED SERVICES --- 1.62%
    150,000 ADESA Corp                                                   151,313
            Senior Subordinated Notes
            7.625% June 15, 2012
    700,000 Alderwoods Group Inc                                         773,500
            Company Guaranteed Bonds
            12.250% January 2, 2009
    150,000 Corrections Corp of America                                  151,500
            Senior Notes
            7.500% May 1, 2011
    300,000 R H Donnelley Finance Corp                                   329,250
            Senior Unsecured Notes
            8.875% December 15, 2010
    250,000 Stewart Enterprises Inc                                      277,813
            Senior Unsecured Bonds
            10.750% July 1, 2008
                                                                      $1,683,376

TELEPHONE & TELECOMMUNICATIONS --- 8.55%
    950,000 American Tower Corp                                        1,014,125
            Senior Notes
            9.375% February 1, 2009
    270,000 American Tower Corp #                                        261,225
            Senior Notes
            7.500% May 1, 2012
    282,628 Calpoint #                                                   283,335
            Notes
            7.440% December 10, 2006
  1,215,000 Centennial Cellular                                        1,254,488
            Senior Unsecured Notes
            10.125% June 15, 2013
    625,000 Cincinnati Bell Inc                                          556,250
            Senior Notes
            8.375% January 15, 2014
    250,000 Eschelon Operating Co                                        205,000
            Company Guaranteed Notes
            8.375% March 15, 2010
    275,000 Eschelon Operating Co #                                      225,500
            Company Guaranteed Notes
            8.375% March 15, 2010
    825,000 LCI International Inc                                        746,625
            Senior Notes
            7.250% June 15, 2007
    790,000 MCI Inc                                                      766,300
            Senior Notes
            5.908% May 1, 2007
    375,000 MetroPCS Inc                                                 406,875
            Senior Notes
            10.750% October 1, 2011
    585,000 NTL Cable PLC #                                              599,625
            Senior Notes
            8.750% April 15, 2014
    175,000 Nextel Communications Inc                                    176,750
            Senior Unsecured Notes
            7.375% August 1, 2015
    500,000 Nextel Communications Inc                                    495,625
            Senior Notes
            6.875% October 31, 2013
    600,000 Qwest Corp #                                                 648,000
            Notes
            8.875% March 15, 2012
    570,000 Qwest Services Corp #                                        662,625
            Notes
            13.500% December 15, 2010
    350,000 US Unwired Inc #                                             353,500
            Secured Notes
            10.000% June 15, 2012
    200,000 Western Wireless Corp                                        206,000
            Senior Notes
            9.250% July 15, 2013
                                                                      $8,861,848

TEXTILES --- 0.31%
    305,000 Phillips-Van Heusen Corp                                     317,963
            Senior Notes
            8.125% May 1, 2013
                                                                        $317,963

TRANSPORTATION --- 2.16%
    250,000 General Maritime Corp                                        275,313
            Senior Notes
            10.000% March 15, 2013
  1,060,000 Ship Finance International Ltd #                           1,022,900
            Senior Notes
            8.500% December 15, 2013
    850,000 Teekay Shipping Corp                                         940,313
            Senior Unsecured Notes
            8.875% July 15, 2011
                                                                      $2,238,526

UTILITIES --- 6.68%
    985,000 AES Corp #                                                 1,055,181
            Senior Notes
            9.000% May 15, 2015
    150,000 ANR Pipeline Inc                                             163,875
            Unsecured Notes
            8.875% March 15, 2010
  1,045,000 El Paso Corp                                                 914,375
            Senior Notes
            7.000% May 15, 2011
  1,100,000 El Paso Corp                                                 987,250
            Senior Notes
            7.875% June 15, 2012
    164,000 Ferrellgas Partners LP                                       175,070
            Senior Notes
            8.750% June 15, 2012
    275,000 Ferrellgas Partners LP #                                     265,375
            Senior Notes
            6.750% May 1, 2014
  1,500,000 Sonat Inc                                                  1,503,750
            Notes
            6.875% June 1, 2005
    600,000 Southern Natural Gas Co                                      655,500
            Unsecured Notes
            8.875% March 15, 2010
    665,000 Transcontinental Gas Pipe Line Corp                          681,625
            Notes
            7.000% August 15, 2011
    475,000 Williams Cos Inc                                             522,500
            Notes
            8.625% June 1, 2010
                                                                      $6,924,501

TOTAL BONDS --- 93.29%                                               $96,688,183
(Cost $96,702,211)

PREFERRED STOCK

PRINTING & PUBLISHING --- 0.60%
      6,600 PRIMEDIA Inc                                                 620,400
                                                                        $620,400

TOTAL PREFERRED STOCK --- 0.60%                                         $620,400
(Cost $650,100)

SHORT-TERM INVESTMENTS

  5,033,000 Fannie Mae                                                 5,033,000
                  1.217%, July 1, 2004
  1,300,000 Federal Home Loan Bank                                     1,300,000

TOTAL SHORT-TERM INVESTMENTS --- 6.11%                                $6,333,000
(Cost $6,333,000)

TOTAL MAXIM JANUS HIGH YIELD BOND PORTFOLIO --- 100%                $103,641,583
(Cost $103,685,311)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2004. REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004